ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

Phone: 617-951-7000

Fax: 617-951-7050

George G. Baxter

617-951-7748

George.Baxter@ropesgray.com

December 11, 2017

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:    GMO Series Trust (the “Trust”) (File Nos. 333-174627 and 811-22564)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the GMO Series Trust Prospectus (relating to two of the thirteen series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 35 to the Trust’s Registration Statement under the Securities Act and Amendment 37 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 35/37”), as filed electronically with the Commission on December 6, 2017. Amendment No. 35/37 became effective on December 6, 2017.

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at 617-951-7748.

Very truly yours,

/s/ George G. Baxter IV

George G. Baxter IV

cc:	J.B. Kittredge, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Douglas Y. Charton, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Thomas R. Hiller, Esq. Sarah Clinton, Esq.